GuidePath® Tactical Allocation Fund
Schedule of Investments (Unaudited)
June 30, 2021

Number of Shares		Value
	COMMON STOCKS - 69.95%
	Banks - 2.47%
704,263	First Horizon Corp.	$12,169,665
	Beverages - 0.71%
15,014	Constellation Brands, Inc. - Class A	3,511,624
	Biotechnology - 5.51%
20,532	Biogen, Inc. (b)	7,109,616
24,025	Regeneron Pharmaceuticals, Inc. (b)	13,418,923
37,143	United Therapeutics Corp. (b)	6,663,826
		27,192,365
	Capital Markets - 2.80%
19,256	FactSet Research Systems, Inc.	6,462,506
116,417	Jefferies Financial Group, Inc.	3,981,461
122,761	Virtu Financial, Inc. - Class A	3,391,887
		13,835,854
	Construction Materials - 1.26%
43,891	Eagle Materials, Inc.	6,237,350
	Containers & Packaging - 0.70%
53,243	Berry Global Group, Inc. (b)	3,472,508
	Diversified Financial Services - 1.63%
28,921	Berkshire Hathaway, Inc. - Class B (b)	8,037,724
	Diversified Telecommunication Services - 0.71%
122,001	AT&T, Inc.	3,511,189
	Electrical Equipment - 0.68%
288,071	GrafTech International Ltd.	3,347,385
	Electronic Equipment, Instruments & Components - 0.68%
27,595	SYNNEX Corp.	3,359,967
	Energy Equipment & Services - 0.70%
150,383	Halliburton Co.	3,476,855
	Entertainment - 2.31%
79,079	Electronic Arts, Inc.	11,373,933
	Food & Staples Retailing - 3.26%
271,720	Kroger Co. (a)	10,409,593
228,372	Sprouts Farmers Market, Inc. (a)(b)	5,675,044
		16,084,637
	Food Products - 2.21%
42,959	Bunge Ltd. (a)	3,357,246
102,316	Tyson Foods, Inc. - Class A	7,546,828
		10,904,074
	Gas Utilities - 0.71%
75,431	UGI Corp. (a)	3,493,210
	Health Care Equipment & Supplies - 1.66%
30,559	Danaher Corp.	8,200,813
	Health Care Providers & Services - 5.45%
96,883	CVS Health Corp.	8,083,917
34,287	Humana, Inc.	15,179,541

104,382	Premier, Inc. - Class A (a)	3,631,450
		26,894,908
	Household Durables - 3.30%
30,351	Garmin Ltd.	4,389,969
38,564	Lennar Corp. - Class A	3,831,333
49,825	Lennar Corp. - Class B	4,058,246
69,433	Toll Brothers, Inc.	4,013,922
		16,293,470
	Household Products - 4.29%
157,050	Procter & Gamble Co.	21,190,757
	Insurance - 4.93%
67,869	Aflac, Inc.	3,641,851
74,969	CNA Financial Corp.	3,410,340
334,119	Old Republic International Corp.	8,322,904
59,115	Principal Financial Group, Inc.	3,735,477
52,978	Progressive Corp.	5,202,969
		24,313,541
	Interactive Media & Services - 2.00%
28,352	Facebook, Inc. - Class A (b)	9,858,274
	Life Sciences Tools & Services - 4.50%
25,853	Bio-Rad Laboratories, Inc. - Class A (b)	16,656,829
11,018	Thermo Fisher Scientific, Inc.	5,558,251
		22,215,080
	Machinery - 0.93%
20,514	Snap-on, Inc.	4,583,443
	Media - 3.15%
88,659	DISH Network Corp. - Class A (b)	3,705,946
134,891	News Corp. - Class A (a)	3,476,141
343,864	News Corp. - Class B	8,373,089
		15,555,176
	Metals & Mining - 0.68%
89,895	Freeport-McMoRan, Inc.	3,336,003
	Multiline Retail - 2.69%
54,973	Target Corp.	13,289,173
	Multi-Utilities - 1.66%
137,162	Public Service Enterprise Group, Inc.	8,194,058
	Professional Services - 0.86%
24,166	Verisk Analytics, Inc.	4,222,284
	Software - 2.65%
15,993	Adobe, Inc. (b)	9,366,140
63,195	Dynatrace, Inc. (b)	3,691,852
		13,057,992
	Technology Hardware, Storage & Peripherals - 2.67%
96,285	Apple, Inc.	13,187,194
	Textiles, Apparel & Luxury Goods - 0.71%
33,725	Carter's, Inc.	3,479,408
	Trading Companies & Distributors - 1.48%
22,839	United Rentals, Inc. (b)	7,285,869
	Total Common Stocks (Cost $325,073,594)	345,165,783

	INVESTMENT COMPANIES - 27.25%
	Exchange Traded Funds - 27.25%
599,205	ProShares UltraPro S&P 500 ETF (a)	67,943,855
169,096	Vanguard S&P 500 ETF (a)	66,542,658
	Total Investment Companies (Cost $124,975,966)	134,486,513

	REAL ESTATE INVESTMENT TRUSTS - 0.68%
	Real Estate Investment Trusts - 0.68%
108,135	VICI Properties, Inc. (a)	3,354,347
	Total Real Estate Investment Trusts (Cost $3,593,101)	3,354,347

	SHORT TERM INVESTMENTS - 1.96%
	Money Market Funds - 1.96%
	DWS Government Money Market Series - Institutional Shares
9,648,052	Effective Yield, 0.04% (c)	9,648,052
	Total Short Term Investments (Cost $9,648,052)	9,648,052
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERTAL- 25.96%
	Investments Purchased with Proceeds from Securities Lending Collateral - 25.96%
	Mount Vernon Liquid Assets Portfolio, LLC
128,092,323	Effective Yield, 0.10% (c)	128,092,323
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $128,092,323)	128,092,323

	Total Investments (Cost $591,383,036) - 125.80%	620,747,018
	Liabilities in Excess of Other Assets - (25.80)%	(127,307,720)
	TOTAL NET ASSETS - 100.00%	$493,439,298

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of June 30, 2021.